Taxation - Movement of Valuation Allowances for Deferred Tax Assets (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Income Tax Disclosure [Abstract]
Beginning balance		¥ (786,853)	$ (107,798)	¥ (617,264)
Additions	[1]	(127,852)	(17,516)	(215,340)
Decreases		40,589	5,561	45,751
Ending balance		¥ (874,116)	$ (119,753)	¥ (786,853)

[1]	In 2023, RMB136,492 (US$19,224) of which was from the business combination as set out in Note3.